Commissions and expenses	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Commissions and expenses
14 Commissions and expenses

	2019	2018	2017
Commissions	2,423	2,445	2,661
Employee expenses	2,149	2,061	2,234
Administration expenses	1,537	1,477	1,424
Deferred expenses	(832)	(831)	(980)
Amortization of deferred expenses	755	928	543
Amortization of VOBA and future servicing rights	120	144	43
Total	6,153	6,224	5,925
Included in administration expenses is an amount of EUR 87 million of depreciation and amortization that relates to equipment, software and real estate held for own use (2018: EUR 80 million; 2017: EUR 105 million).

Employee expenses	2019	2018	2017
Salaries	1,321	1,261	1,470
Post-employment benefit costs	287	277	318
Social security charges	127	120	151
Other personnel costs	378	367	267
Shares	36	36	28
Total	2,149	2,061	2,234
An amount of EUR 43 million is included in employee expenses relating to defined contributions (2018: EUR 44 million; 2017: EUR 46 million).

Long Term Incentive Plans
Selected senior employees within Aegon, who have not been classified as ‘Material Risk Takers’, can be granted the conditional right to receive Aegon shares at the start of a performance year. The grant price for these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding a plan year and January 15 of a plan year. The actual allocation of these shares to eligible employees depends on Aegon Group performance, the employee’s unit performance and individual performance on predefined financial and non-financial performance indicators and targets, as well as the continued employment of the employee.
Once allocated, the shares are deferred and cliff-vest two years after allocation. In specific circumstances Aegon’s Supervisory Board can reclaim variable compensation that has already been allocated (but still unvested) or vested (claw back).
Variable Compensation Material Risk Takers
Members of the Executive Board and the Management Board as well as other senior employees are classified as ‘Material Risk Takers’ in accordance with the Solvency II Legal Framework (up to 2018 these employees were classified as ‘Identified Staff’ in accordance with Capital Requirements Directives). In line with these rules, variable compensation awards for Material Risk Takers is partially paid out directly after allocation and partly deferred, as well as split into cash and Aegon shares. The shares are conditionally granted at the start of the performance year. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding a plan year and January 15 of the plan year. The actual allocation of these shares to eligible employees depends on Aegon Group performance, the employee’s unit performance and individual performance against predefined financial and non-financial performance indicators and targets, as well as the continued employment of the employee.
The deferred shares of the variable compensation award cliff-vest three years after allocation, while the deferred parts for members of the Executive Board tranche-vest during a three-year period after allocation. The latter vesting schedule also applied to variable compensation of Identified Staff in the Netherlands up to 2018). Before each vesting moment, the Supervisory Board can decide to adjust an award downwards based on the annual ex-post risk assessment, which takes into account significant and exceptional circumstances which were not (sufficiently) reflected in the initial performance assessment.
For the Members of the Executive Board, the shares are subject to an additional holding period of three years. During this holding period it is not allowed to sell the vested shares, with the exception of shares withheld or sold to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares. In specific circumstances Aegon’s Supervisory Board can reclaim variable compensation that has already vested (claw back).
The following overview contains the cumulative number of shares and their status in relation to active Long Term Incentive Plans and variable compensation allocated to Material Risk Takers.
Number of shares per plan year

	2015	2016	2017	2018	2019	Total
Conditionally granted 1)	5,178,633	6,809,814	6,722,418	6,513,984	7,378,113	32,602,962
Allocated 2)	4,942,275	7,155,420	7,461,564	6,123,546	-	25,682,805

1	The at target number of shares which were conditionally granted for the plan year.
2	The allocated number of shares based on the actual performance during the plan year.

Number of shares per plan year

	2015	2016	2017	2018	2019	Total
Unvested at January 1, 2018	4,314,494	6,591,429	7,679,628	-	-	18,585,551
Conditionally granted 1)	-	-	-	6,513,984	-	6,513,984
Allocated 2)	-	11,471	739,146	166,371	-	916,988
Forfeited	(102,383)	(169,629)	(364,515)	-	-	(636,527)
Vested	(1,831,944)	(189,300)	(810,028)	-	-	(2,831,272)
Unvested at December 31, 2018	2,380,167	6,243,971	7,244,231	6,680,355	-	22,548,724
Conditionally granted 1)	-	-	-	-	7,378,113	7,378,113
Allocated 2)	-	22,580	30,730	(390,438)	958,501	621,373
Forfeited	(3,912)	(44,746)	(331,606)	(169,383)	-	(549,647)
Vested	(2,376,255)	(2,530,968)	(426,360)	(457,079)	(6,600)	(5,797,262)
Unvested at December 31, 2019	-	3,690,837	6,516,995	5,663,455	8,330,014	24,201,301

Grant price (in EUR) 3)	6.106	5.128	5.246	5.405	4.162

	5.159 to	3.990 to	4.040 to	4.143 to	2.741 to
Fair value of shares at grant date (in EUR)	6.018	4.898	4.933	5.054	3.737
1	The at target number of shares which were conditionally granted for the plan year.
2
The allocated number of shares based on the actual performance during the plan year. Per 2017 sign-on shares are not allocated anymore to the plan year(s) in which the vesting takes place. Instead, sign-on shares are allocated in the calendar year of commencement. Allocation to a previous plan year concerns backdated corrections to the administration (e.g. the allocation to the 2016 plan year, during the 2018 calendar year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2019 plan year, this is the VWAP for the period December 15, 2018 to January 15, 2019.

Aegon applies a net settlement option for participants in order to meet their income tax obligations when their shares vest. This means that Aegon will not sell shares on the market, but hold these shares within Aegon and settle directly with the tax authorities in cash rather than selling shares first.

Aegon N.V [member]
Statement [LineItems]
Commissions and expenses	5 Commissions and expenses

	2019	2018
Employee expenses	88	83
Administration expenses	77	79
Cost sharing to group companies	(91)	(80)
Total	74	82